Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue	$ 253,431	$ 77,948
Excise taxes	27,090
Net revenue	226,341	77,948
Inventory production costs expensed to cost of sales	175,425	40,213
Gross margin before the undernoted	50,916	37,735
Fair value changes in biological assets included in inventory sold and other inventory charges	129,536	67,861
Unrealized gain on changes in fair value of biological assets	(167,550)	(96,721)
Gross margin	88,930	66,595
Sales and marketing	154,392	38,203
Research and development	15,238	1,453
General and administration	168,434	43,819
Acquisition-related costs	23,394	3,406
Share-based compensation expense	182,837	29,631
Share-based compensation expense related to acquisition milestones	100,164	19,475
Depreciation and amortization	21,510	12,889
Operating expenses	665,969	148,876
Loss from operations	(577,039)	(82,281)
Share of loss on equity investments	(10,752)	(1,473)
Other (expense) income, net	(69,985)	31,213
Total other (expense) income, net	(80,737)	29,740
Loss before income taxes	(657,776)	(52,541)
Income tax expense	(12,318)	(1,593)
Net loss	(670,094)	(54,134)
Net (loss) income attributable to:
Canopy Growth Corporation	(685,438)	(70,353)
Non-controlling interests	$ 15,344	$ 16,219
Net loss per share, basic and diluted
Net loss per share:	$ (2.57)	$ (0.40)
Weighted average number of outstanding common shares:	266,997,406	177,301,767